Material Related Party Transactions - Loans from and Deposits Placed with Southern Airlines Group Finance Co., Ltd (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Borrowings	¥ 119,780	¥ 96,267
Deposits placed with SA Finance	18,716	21,455
Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	85,336	57,913
After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	14,167	18,611
Southern Airlines Group Finance Co.,Ltd [member]
Disclosure of transactions between related parties [line items]
Borrowings	6,363	3,018
Deposits placed with SA Finance	14,118	12,621
Southern Airlines Group Finance Co.,Ltd [member] | Unsecured loans [Member]
Disclosure of transactions between related parties [line items]
Borrowings	6,363	3,018
Southern Airlines Group Finance Co.,Ltd [member] | Unsecured loans [Member] | Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	6,325	2,978
Southern Airlines Group Finance Co.,Ltd [member] | Unsecured loans [Member] | After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	¥ 38	¥ 40